INTANGIBLE ASSETS, NET - Amortization expense (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS, NET
2026 (nine months)	$ 436,133
2027	426,362	$ 473,905
2028	380,961	427,176
2029	255,447	409,113
2030	187,350	270,286
2030		189,695
Thereafter	384,134
Thereafter		412,383
Total	$ 2,070,387	$ 2,182,558	$ 1,408,176